Business Combination - Major classess of Identifiable Acquired Intangible Assets and Estimated Period of Amortisation (Detail) ₨ in Millions	Jul. 01, 2023 INR (₨)
Finite-Lived Intangible Assets [Line Items]
Total	₨ 1,434,818.1
Brand [Member] | Relief from royalty method [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Fair Value	₨ 750,758.2
Valuation Methodology	Relief from royalty method
Investment management contract [Member] | Multi-period excess earnings method [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Fair Value	₨ 369,785.6
Valuation Methodology	Multi-period excess earnings method
Value of business acquired [Member] | Refer below [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Fair Value	₨ 221,738.5
Valuation Methodology	Refer below
Distribution network [Member] | Multi-period excess earnings method [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Fair Value	₨ 59,543.2
Useful lives (in years)	17 years
Valuation Methodology	Multi-period excess earnings method
Customer relationship [Member] | Multi-period excess earnings method [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Fair Value	₨ 29,874.9
Useful lives (in years)	17 years
Valuation Methodology	Multi-period excess earnings method
Transferable development rights [Member] | Comparison method [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Fair Value	₨ 3,117.7
Useful lives (in years)	8 years
Valuation Methodology	Comparison method